Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(44.8)	(66.4)	(63.9)
Adjustments in respect of prior periods		(7.6)	—	2.8
		(52.4)	(66.4)	(61.1)
Deferred tax (expense)/income
Origination and reversal of temporary differences		(1.2)	9.7	4.5
Impact of change in tax rates		(16.8)	—	—
	16	(18.0)	9.7	4.5
Total tax expense		(70.4)	(56.7)	(56.6)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Profit before tax	295.5	210.3	227.1
Tax charge at the standard UK corporation tax rate 19% (2019: 19%; 2018: 19%)	(56.1)	(39.9)	(43.2)
Difference in tax rates	(18.2)	(11.9)	(14.8)
Non tax deductible interest	(0.1)	0.6	—
Other income and expenses not taxable or deductible	(0.8)	(1.2)	5.3
Unrecognized tax assets	(6.3)	(0.9)	0.6
Provisions for uncertainties	35.5	(3.4)	(7.3)
Impact of change in deferred tax rates	(16.8)	—	—
Prior period adjustment	(7.6)	—	2.8
Total tax expense	(70.4)	(56.7)	(56.6)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (credit)/charge relating to components of other comprehensive income is as follows:

		Before tax	Tax credit	After tax
Year ended December 31, 2020	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		27.8	(8.3)	19.5
Net investment hedge		10.1	—	10.1
Cash flow hedges		17.3	(6.0)	11.3
Other comprehensive loss/(income)		55.2	(14.3)	40.9
Current tax			—
Deferred tax	16		(14.3)
			(14.3)
		Before tax	Tax credit)	After tax
Year ended December 31, 2019	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		35.9	(6.7)	29.2
Net investment hedge		(6.0)	—	(6.0)
Cash flow hedges		27.3	(5.6)	21.7
Other comprehensive loss/(income)		57.2	(12.3)	44.9
Current tax			—
Deferred tax	16		(12.3)
			(12.3)
		Before tax	Tax (credit)/charge	After tax
Year ended December 31, 2018		€m	€m	€m
Remeasurement of post-employment benefit liabilities		12.9	(3.3)	9.6
Net investment hedge		(5.6)	—	(5.6)
Cash flow hedges		(15.5)	4.0	(11.5)
Other comprehensive (income)/loss		(8.2)	0.7	(7.5)
Current tax			—
Deferred tax			0.7
			0.7